3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (Percentages Of Receivables)	Jun. 30, 2012	Dec. 31, 2011
Percentages Of Receivables
1	26.60%	18.30%
2	19.70%	12.90%
3	11.80%	26.20%
4	11.70%	13.30%
5		11.50%